Discontinued Operations - Summary of Assets and Liabilities Held For Sale (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Intangible assets		$ 718	$ 1,854		$ 1,584	$ 1,108
Property, plant, and equipment		63,621	78,846		$ 71,673	$ 23,712
Right-of-use assets		44,275	69,423
Other current assets		9,078	9,665
Cash and cash equivalents		89,789	185,636
Total assets held for sale	[1]	21,768	0
Non-current lease debts		49,358	71,526
Other non-current liabilities		0	626
Current lease debts		7,872	8,329
Trade payables		21,456	23,762
Other current liabilities		13,179	13,731
Total liabilities related to asset held for sale	[1]	14,864	0
Calyxt Inc. [member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Intangible assets		697
Property, plant, and equipment		4,110
Right-of-use assets		13,263
Other non-current assets		0
Other current assets		272
Cash and cash equivalents		3,427
Total assets held for sale		21,768
Non-current lease debts		13,387
Other non-current liabilities		0
Current lease debts		463
Trade payables		747
Other current liabilities		267
Total liabilities related to asset held for sale		14,864
Net assets held for sale		$ 6,903	$ 15,408	[2]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4).